Note 2 - Summary of Significant Accounting Policies (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Development Services [Member]	Dec. 31, 2011 Development Services [Member]	Dec. 31, 2012 Development Services for Other Third Parties [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Minimum [Member]	Dec. 31, 2012 Customer Concentration Risk [Member] Maximum [Member]	Dec. 31, 2012 Privately-Held Equity Securities [Member] Minimum [Member]	Dec. 31, 2012 Privately-Held Equity Securities [Member] Maximum [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Concentration Risk, Percentage						14.00%	16.00%
Property, Plant and Equipment, Useful Life										5 years	7 years
Revenue, Net (in Dollars)			$ 531,000	$ 63,000	$ 10,000
Other Cost and Expense, Operating (in Dollars)		1,788,609
Revenue from Grants (in Dollars)		$ 415,615
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Fair Value Inputs, Discount Rate								22.00%	35.00%
Fair Value Inputs, Discount for Lack of Marketability								15.00%	35.00%
Fair Value Inputs, Discount Rate for Lack of Control								20.00%	30.00%